Intangible Assets - Schedule of Movement In Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	£ 118,787	£ 124,013
Differences on exchange	(3,079)	(4,654)
– acquisitions	75	77
Amortisation charge	(459)	(466)
Impairment	(239)	(344)
Net book value at 31 December	115,343	118,787
Internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	142	148
Not internally generated [member]
Disclosure Of Intangible Assets [Line Items]
– internal development	116	13
Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	121,364	126,125
Net book value at 31 December	118,344	121,364
Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(3,001)	(2,577)	£ (2,112)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	44,316	46,163
Differences on exchange	(824)	(1,676)
– acquisitions	36	23
Impairment	(209)	(194)
Net book value at 31 December	43,319	44,316
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	44,316	46,163
Net book value at 31 December	43,319	44,316
Computer Software
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	427	403
Differences on exchange	(3)	(2)
Reallocations	127	134
Amortisation charge	(121)	(105)
Impairment	(8)	(3)
Net book value at 31 December	422	427
Computer Software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	1,207	1,101
Net book value at 31 December	1,307	1,207
Computer Software | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(885)	(780)	(698)
Other Trademarks and Similar Assets
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	73,929	77,322
Differences on exchange	(2,252)	(2,976)
– acquisitions	39	54
Reallocations	23	30
Amortisation charge	(338)	(361)
Impairment	(22)	(147)
Net book value at 31 December	71,482	73,929
Other Trademarks and Similar Assets | Not internally generated [member]
Disclosure Of Intangible Assets [Line Items]
– internal development	103	7
Other Trademarks and Similar Assets | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	75,726	78,736
Net book value at 31 December	73,598	75,726
Other Trademarks and Similar Assets | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	(2,116)	(1,797)	£ (1,414)
Assets In the Course of Development
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	115	125
Reallocations	(150)	(164)
Net book value at 31 December	120	115
Assets In the Course of Development | Internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	142	148
Assets In the Course of Development | Not internally generated [member]
Disclosure Of Intangible Assets [Line Items]
– internal development	13	6
Assets In the Course of Development | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	115	125
Net book value at 31 December	£ 120	£ 115